Note 1 - Nature of Business and Summary of Significant Accounting Policies: Allowance for Doubtful Accounts (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Policies
Allowance for Doubtful Accounts

Allowance for Doubtful Accounts

We plan to generate the majority of our revenues and corresponding accounts receivable from cloud infrastructure business service. When we commence business we will evaluate the collectability of our accounts receivable considering a combination of factors. In circumstances where we are aware of a specific customer’s inability to meet its financial obligations to us, we record a specific reserve for bad debts against amounts due in order to reduce the net recognized receivable to the amount we reasonably believe will be collected. For all other customers, we recognize reserves for bad debts based on past write-off experience and the length of time the receivables are past due.

Allowance for Doubtful Accounts

We plan to generate the majority of our revenues and corresponding accounts receivable from cloud infrastructure business service. When we commence business we will evaluate the collectability of our accounts receivable considering a combination of factors. In circumstances where we are aware of a specific customer’s inability to meet its financial obligations to us, we record a specific reserve for bad debts against amounts due in order to reduce the net recognized receivable to the amount we reasonably believe will be collected. For all other customers, we recognize reserves for bad debts based on past write-off experience and the length of time the receivables are past due. We had no bad debts expense or allowance for doubtful accounts during the year ended December 31, 2015. Bad debts expense associated with related party receivables were $121,679 during the year ended December 31, 2014.